Major Customers (Tables)	12 Months Ended
Dec. 31, 2014
Major Customer [Abstract]
Schedule of major customers individual revenue
	2014	Percentage	2013	Percentage
Company A	$1,270,064	20%	$1,776,824	36%
Company B	797,972	12%	1,053,321	22%
Company C	772,320	12%	305,980	7%
Company D	644,702	10%	278,499	6%
Company E	628,741	10%	71,030	2%
All other customers	2,389,163	36%	1,193,587	25%

Total	$6,502,962	100%	4,679,741	100%